Submission	Sep. 30, 2024
Submission [Line Items]
Central Index Key	0001411342
Registrant Name	Ellington Financial Inc.
Registration File Number	333-269386
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES